Convertible Debenture - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Convertible Debenture - Related Party [Abstract]
CONVERTIBLE DEBENTURE - RELATED PARTY

4. CONVERTIBLE DEBENTURE – RELATED PARTY

During the year ended December 31, 2016, the Company entered into eight unsecured 7% promissory notes with a significant shareholder (the Vantage Group Ltd. (“Vantage”)). During the year ended December 31, 2017, the Company entered into additional unsecured 7% promissory notes totaling $215,500. During the first quarter of 2018, the Company entered into five additional notes totaling $41,000 with an interest rate of 7%. The notes mature four to 12 months from issuance. On April 3, 2018, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.027.  The Company recorded a debt discount of $518,225 for the fair value of the beneficial conversion feature. As of September 30, 2018 the Company amortized $518,225 of the debt discount.

The Company evaluated the modification under ASC 470-50 and concluded the addition of the conversion qualifies for debt modification which triggered debt extinguishment; however, there was no impact to the income statement as there was no unamortized discounts or other fees paid on the under the prior debt terms.

The Company analyzed the conversion option in the notes for derivative accounting treatment under ASC Topic 815, “Derivatives and Hedging” and determined that the instrument does not qualify for derivative accounting.

The Company therefore performed an analysis to determine if the conversion option was subject to a beneficial conversion feature and determined that the instrument does have a beneficial conversion feature equivalent. The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

On April 3, 2018, the Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.

On April 6, 2018, the Company issued an aggregate of 9,000,000 shares of common stock upon the conversion of a convertible note in the principal amount (including accrued interest) of $243,000.

During the nine months ended September 30, 2018 the Company repaid $16,715 of the convertible note.

The balance of these notes payable to related party as of September 30, 2018 is as follows:

	September 30, 2018	December 31, 2017

Notes payable – related party at beginning of period	$470,603	231,569

Borrowings on notes payable – related party	41,000	215,500
Beneficial conversion feature	(518,225)	-
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745	-
Conversion to common stock	(484,650)	-
Repayments	(16,715)	-
Amortization of beneficial conversion feature Accumulated interest	25,480 7,188	(23,534)
Notes payable – related party	$17,426	470,603

During the year ended December 31, 2017, the Company entered into five unsecured 7% promissory notes with a significant shareholder (Lyle Hauser) totaling $65,500. On April 3, 2018, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged outstanding promissory notes of the Company in the aggregate principal amount of $68,969 (including accrued interest) held by Mr. Hauser for a new convertible promissory note of the Company in the principal amount of $68,969. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.0005. Lyle Hauser (directly and through Vantage, which he owns) is the Company’s largest stockholder. The Company recorded a debt discount of $68,696 for the fair value of the beneficial conversion feature. As of September 30, 2018 the Company amortized $68,696 of the debt discount.

The Company evaluated the modification under ASC 470-50 and concluded the addition of the conversion qualifies for debt modification which triggered debt extinguishment; however, there was no impact to the income statement as there was no unamortized discounts or other fees paid on the under the prior debt terms.

The Company analyzed the conversion option in the notes for derivative accounting treatment under ASC Topic 815, “Derivatives and Hedging” and determined that the instrument does not qualify for derivative accounting.

The Company therefore performed an analysis to determine if the conversion option was subject to a beneficial conversion feature and determined that the instrument does have a beneficial conversion feature equivalent. The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

The changes in these notes payable to related party consisted of the following during the nine months ended September 30, 2018:

	September 30, 2018	December 31, 2017
Notes payable at beginning of period	$68,969	$-
Borrowings on notes payable	-	65,500
Beneficial conversion	(68,696)	-
Amortization of beneficial conversion feature	68,696	-
Accumulated interest	1,084	3,469
Interest transferred to related party	(1,084)	-
Notes payable – related party	$68,969	$68,969

The Company entered into two 10% Secured Convertible Debentures with a significant shareholder in the amount of $50,000 on November 4, 2013 and $60,000 on December 17, 2013. The debentures carry a one-year term and are convertible into common stock at conversion price equal to the lower of $400 or 80% of the previous day’s closing price. On June 29, 2018 the significant shareholder forgave the amounts owed, which was effective as of April 3, 2018. The Company recorded a capital contribution of $19,999 during the nine months ended September 30, 2018.

The changes in these outstanding convertible notes payable to related party consisted of the following during the nine months ended September 30, 2018:

	September 30, 2018	December 31, 2017
Convertible debenture – related party at beginning of period	$19,055	$17,287
Forgiveness	(19,999)	-
Accumulated interest	944	1,768
Convertible debenture – related party at end of period	$-	$19,055

3. CONVERTIBLE DEBENTURE – RELATED PARTY

The Company entered into two 10% Secured Convertible Debentures with a significant shareholder in the amount of $50,000 on November 4, 2013 and $60,000 on December 17, 2013. The debentures carry a one-year term and are convertible into common stock at conversion price equal to the lower of $400.00 or 80% of the previous day’s closing price. $40,000 of the note was converted and $70,000 was repaid as of December 31, 2015. Convertible accrued interest remained outstanding under this note of $19,055 and $17,287 as of December 31, 2017 and 2016, respectively.

The changes in these outstanding convertible notes payable to related party consisted of the following during the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Convertible debenture – related party at beginning of period	$17,287	$15,681
Conversion	-	-
Repayment	-	-
Accumulated interest	1,768	1,606
Convertible debenture – related party at end of period	$19,055	$17,287